As filed with the U.S. Securities and Exchange Commission on June 2, 2017

Securities Act File (No. 333-151800)

Investment Company Act File (No. 811-22211)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 21	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 23	☒
(Check appropriate box or boxes)

IVA FIDUCIARY TRUST

(Exact Name of Registrant Specified in Charter)

717 Fifth Avenue, 10th Floor

New York, NY 10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 584-3570

Michael W. Malafronte

International Value Advisers, LLC

717 Fifth Avenue, 10th Floor
New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: SUM0703 One Lincoln Street Boston, MA 02111

 It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On July 2, 2017 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Explanatory Note

This Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 2, 2017, the effectiveness of the Registration Statement for the IVA Fiduciary Trust, filed in Post-Effective Amendment No. 17 on February 8, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the new share class was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA #	Date Filed	Automatic Effective Date
19	April 7, 2017	May 7, 2017
20	May 5, 2017	June 4, 2017

This Post-Effective Amendment No. 21 incorporates by reference the information contained in Parts A, B and C of the Post-Effective Amendment No. 17.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 2nd day of June, 2017.

IVA Fiduciary Trust (Registrant)

/s/ Michael W. Malafronte
Michael W. Malafronte President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicted.

SIGNATURE	TITLE	DATE

/s/ Adele R. Wailand *	Trustee	June 2, 2017
Adele R. Wailand

/s/ Manu Bammi *	Trustee	June 2, 2017
Manu Bammi

/s/ Ronald S. Gutstein *	Trustee	June 2, 2017
Ronald S. Gutstein

/s/ William M. Rose*	Trustee	June 2, 2017
William M. Rose

/s/ Michael W. Malafronte	Trustee, President and Chief Executive Officer	June 2, 2017
Michael W. Malafronte

/s/ Stefanie Hempstead	Treasurer and Chief Financial Officer	June 2, 2017
Stefanie Hempstead

* By:	/s/ Michael W. Malafronte
Michael W. Malafronte
(Attorney-in-Fact)

* Attorney-in-Fact pursuant to Power of Attorney, dated August 21, 2008, for Manu Bammi and Adele R. Wailand incorporated by reference to Pre-Effective Amendment No. 2 filed September 19, 2009; Power of Attorney, dated November 9, 2009, for Ronald S. Gutstein incorporated by reference to Post-Effective Amendment No. 2 filed December 18, 2009; Power of Attorney, dated December 16, 2013, for William M. Rose incorporated by reference to Post-Effective Amendment No. 10 filed January 27, 2014.